Schedule of Disaggregation of Revenue (Details) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended		12 Months Ended
	Sep. 30, 2024	Sep. 30, 2023	Sep. 30, 2024	Sep. 30, 2023	Mar. 31, 2024	Mar. 31, 2023
Disaggregation of Revenue [Line Items]
Total revenue	$ 18,162	$ 13,060	$ 35,122	$ 26,105	$ 64,473	$ 54,059
Transferred at Point in Time [Member]
Disaggregation of Revenue [Line Items]
Total revenue	16,175	11,386	31,170	22,892
Transferred over Time [Member]
Disaggregation of Revenue [Line Items]
Total revenue	1,987	1,674	3,952	3,213
Devices [Member]
Disaggregation of Revenue [Line Items]
Total revenue	15,045	10,112	28,573	20,555	51,125	43,452
Service [Member]
Disaggregation of Revenue [Line Items]
Total revenue	2,695	2,710	5,995	5,085	11,105	9,292
Other [Member]
Disaggregation of Revenue [Line Items]
Total revenue	$ 422	$ 238	$ 554	$ 465	$ 2,243	$ 1,315